Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net earnings	$ 650.8	$ 706.9	$ 517.7
Adjustment to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	669.5	626.3	614.6
Amortization of debt issue costs	10.8	19.7	19.9
Gain on sale of assets	(149.1)	0.0	(31.6)
Gain on mFoundry acquisition	0.0	0.0	(9.2)
Stock-based compensation	97.9	55.7	53.4
Deferred income taxes	48.0	(5.5)	1.5
Excess income tax benefit from exercise of stock options	(28.6)	(39.5)	(40.4)
Other operating activities, net	3.5	20.9	0.0
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	(102.8)	(115.2)	(56.1)
Settlement activity	5.1	(6.3)	(1.7)
Prepaid expenses and other assets	(39.8)	(34.2)	(41.5)
Deferred contract costs	(119.5)	(86.6)	(67.1)
Deferred revenue	63.3	32.5	(60.7)
Accounts payable, accrued liabilities, and other liabilities	27.8	(9.8)	161.5
Net cash provided by operating activities	1,136.9	1,164.9	1,060.3
Cash flows from investing activities:
Additions to property and equipment	(133.3)	(148.5)	(131.7)
Additions to computer software	(282.0)	(222.7)	(204.5)
Acquisitions, net of cash acquired	(1,720.4)	(595.2)	(150.5)
Net proceeds from sale of assets	241.0	0.0	26.8
Other investing activities, net	(3.3)	(18.2)	(4.8)
Net cash used in investing activities	(1,898.0)	(984.6)	(464.7)
Cash flows from financing activities:
Borrowings	13,216.4	7,936.1	10,494.4
Repayment of borrowings and capital lease obligations	(11,560.6)	(7,364.2)	(10,421.8)
Debt issuance costs	(37.2)	(13.8)	(18.7)
Excess income tax benefit from exercise of stock options	28.6	39.5	40.4
Proceeds from exercise of stock options	57.1	61.1	143.0
Treasury stock activity	(320.4)	(521.9)	(475.9)
Dividends paid	(304.7)	(275.1)	(256.3)
Distributions to Brazilian Venture partner	(23.6)	(34.8)	0.0
Other financing activities, net	(40.9)	(25.0)	(51.1)
Net cash provided by (used in) financing activities	1,014.7	(198.1)	(546.0)
Effect of foreign currency exchange rate changes on cash	(58.8)	(36.9)	(19.7)
Net increase (decrease) in cash and cash equivalents	194.8	(54.7)	29.9
Cash and cash equivalents, beginning of year	492.8	547.5	517.6
Cash and cash equivalents, end of year	687.6	492.8	547.5
Supplemental cash flow information:
Cash paid for interest	141.5	168.7	193.5
Cash paid for income taxes	$ 355.0	$ 291.8	$ 320.3